Provisions	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Provisions
19. Provisions
Provisions are recognised where a legal or constructive obligation exists at the balance sheet date, as a result of a past event, where the amount of the obligation can be reliably estimated and where the outflow of economic benefit is probable.

	€ million	€ million
Provisions	2020	2019
Due within one year	547	620
Due after one year	583	664

Total provisions	1,130	1,284

	€ million	€ million	€ million	€ million	€ million
			Brazil
Movements during 2020	Restructuring	Legal	indirect taxes	Other	Total
1 January 2020	470	149	128	537	1,284
Additions through business combinations	—	4	—	57	61
Income Statement:
Charges	151	129	4	140	424
Releases	(87)	(5)	(20)	(59)	(171)
Utilisation	(252)	(27)	(1)	(44)	(324)
Currency translation	(18)	(23)	(37)	(66)	(144)

31 December 2020	264	227	74	565	1,130

Restructuring provisions primarily include people costs such as redundancy costs and the cost of compensation where manufacturing, distribution, service or selling agreements are to be terminated. The Group expects these provisions to be substantially utilised within the next few years.
The Group is involved from time to time in legal and arbitration proceedings arising in the ordinary course of business. As previously disclosed, along with other consumer products companies and retail customers, Unilever is involved in a number of ongoing investigations by national competition authorities. These proceedings and investigations are at various stages and concern a variety of product markets. Where specific issues arise, provisions are made to the extent appropriate. Due to the nature of the legal cases, the timing of utilisation of these provisions is uncertain.
Provisions for Brazil indirect taxes are comprised of disputes with Brazilian authorities, in particular relating to tax credits that can be taken for the PIS and COFINS indirect taxes. These provisions are separate from the matters listed as contingent liabilities in note 20. Unilever does not have provisions and contingent liabilities for the same matters. Due to the nature of disputed indirect taxes, the timing of utilisation of these provisions is uncertain.
Other includes provisions for indirect taxes in countries other than Brazil, interest on tax provisions and provisions for various other matters. The timing of utilisation of these provisions is uncertain.